Annual Total Returns - Fidelity Advisor Freedom® 2015 Fund [BarChart] - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-09 - Fidelity Advisor Freedom® 2015 Fund	May 28, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Class Z6
Bar Chart Table:
Annual Return 2018	(3.91%)
Annual Return 2019	17.01%
Annual Return 2020	12.31%
Annual Return 2021	7.18%